Other Provisions (Details) S/ in Thousands, $ in Millions			12 Months Ended
	Apr. 07, 2022	Jul. 02, 2020 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Other Provisions (Details) [Line Items]
Civil compensation			S/ 488,900
Liabilities associated with the agreement amount			488,900	$ 40.7
Total imputed value			258,300
Other expenses					S/ 164,600
Other expenses equivalent total amount					240,100
Recognized provision amount			52,400		52,600
Administrative procedure description	(i) accepted the alleged conduct, (ii) committed to complying with a free competition rules compliance program during years 2022, 2023, and 2024, and (iii) committed to paying a compensation amounting to S/ 2.7 million in two installments (the first one within sixty (60) days after notification of the Resolution approving the commitment and the second one within twelve (12) months).
Final transaction payment amount (in Dollars) | $		$ 20.0
Agreement amount paid (in Dollars) | $				5.0
Agreement provision (in Dollars) | $				$ 8.6
Agreement provision plus interest amount			34,400
Other legal provisions			37,500		34,200
Claim amount			16,800
Income tax amounting			127,952		113,000		S/ 53,852
Income tax and general sales tax			162,598		179,613		S/ 134,013
Appeal process amount			14,300
Non-contentious proceedings amount			S/ 5,400
Provision for closure corresponds, description			(c)Provision for closure - corresponds mainly to: (i)Provisions for closure of wells of subsidiary Unna Energia S.A. for S/56.5 million and contractual compliance with Petroperu for S/3.3 million (as of December 31, 2021, S/71.1 million and S/3.4 million, respectively); (ii)Provision for costs associated with subsidiary Red Vial 5 S.A., corresponding to the closing of the concession agreement and costs related to the process of claiming the tariff guarantee for toll suspension for S/5.6 million (as of December 31, 2021, S/5.1 million).	(c)Provision for closure - corresponds mainly to: (i)Provisions for closure of wells of subsidiary Unna Energia S.A. for S/56.5 million and contractual compliance with Petroperu for S/3.3 million (as of December 31, 2021, S/71.1 million and S/3.4 million, respectively); (ii)Provision for costs associated with subsidiary Red Vial 5 S.A., corresponding to the closing of the concession agreement and costs related to the process of claiming the tariff guarantee for toll suspension for S/5.6 million (as of December 31, 2021, S/5.1 million).
Share purchase agreement			S/ 4,900
Penalty amount			200
Settlement amount (in Dollars) | $				$ 113.0
Provision for Civil Compensation [Member]
Other Provisions (Details) [Line Items]
Liabilities associated with the agreement amount			333,300
SUNAT [Member]
Other Provisions (Details) [Line Items]
Claim amount			17,100
Civil compensation to Peruvian Government [Member]
Other Provisions (Details) [Line Items]
Other expenses | $						$ 18.9
AENZA S.A.A. [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			12,600
AENZA S.A.A. [Member] | Other Legal Provisions [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			5,400
Cumbra Ingenieria S.A. [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			3,200
Non-contentious proceedings amount			5,300
Cumbra Ingenieria S.A. [Member] | Other Legal Provisions [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			5,700
Consorcio Vial la Quinua [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			800
Unna Energia S.A. [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			500		S/ 14,100
Cumbra Peru S.A. [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			2,100
Income tax and general sales tax			12,200
EsSalud claims [Member]
Other Provisions (Details) [Line Items]
Income tax and general sales tax			4,600
Consorcio Constructor Chavimochic [Member]
Other Provisions (Details) [Line Items]
Income tax amounting			1,100
Carretera Andina del Sur S.A. [Member]
Other Provisions (Details) [Line Items]
Non-contentious proceedings amount			S/ 100
Top of Range [Member]
Other Provisions (Details) [Line Items]
Annual interest percentage			3.00%	3.00%
Bottom of Range [Minimum]
Other Provisions (Details) [Line Items]
Annual interest percentage			1.00%	1.00%
Professional Liability [Member]
Other Provisions (Details) [Line Items]
Agreement amount paid (in Dollars) | $				$ 6.4